Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	13	25
Pre-Modification Outstanding Recorded Investment	$ 17,968	$ 24,451
Post-Modification Outstanding Recorded Investment	17,784	24,620
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	13	25
Pre-Modification Outstanding Recorded Investment	17,968	24,451
Post-Modification Outstanding Recorded Investment	17,784	24,620
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	5	10
Pre-Modification Outstanding Recorded Investment	4,221	13,381
Post-Modification Outstanding Recorded Investment	4,187	12,836
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	0	2
Pre-Modification Outstanding Recorded Investment	0	88
Post-Modification Outstanding Recorded Investment	0	87
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	5	12
Pre-Modification Outstanding Recorded Investment	4,221	13,469
Post-Modification Outstanding Recorded Investment	4,187	12,923
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	354	901
Pre-Modification Outstanding Recorded Investment	26,606	35,078
Post-Modification Outstanding Recorded Investment	26,224	34,852
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	426	738
Pre-Modification Outstanding Recorded Investment	30,400	31,870
Post-Modification Outstanding Recorded Investment	30,104	30,993
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	780	1,639
Pre-Modification Outstanding Recorded Investment	57,006	66,948
Post-Modification Outstanding Recorded Investment	56,328	65,845
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	49	140
Pre-Modification Outstanding Recorded Investment	18,716	74,245
Post-Modification Outstanding Recorded Investment	19,184	74,055
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	50	201
Pre-Modification Outstanding Recorded Investment	233	1,121
Post-Modification Outstanding Recorded Investment	221	1,081
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	897	2,017
Pre-Modification Outstanding Recorded Investment	98,144	180,234
Post-Modification Outstanding Recorded Investment	$ 97,704	$ 178,524